Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Investments in associates	₩ 631,294	₩ 353,600
Associates
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	3,116,300	3,034,251
Interests in the net assets (A*B)	626,181	404,339
Intra-group transactions	(147)	(230)
Other reconciliations	5,260	(50,509)
Investments in associates	631,294	353,600
BNP Paribas Cardif Life Insurance
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 351,986	₩ 402,951
Proportion of ownership interest in associate (B)	14.99%	14.99%
Interests in the net assets (A*B)	₩ 52,763	₩ 60,443
Intra-group transactions	(147)	(230)
Other reconciliations	0	0
Investments in associates	52,616	60,213
Aju Capital Co., Ltd.
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 749,882
Proportion of ownership interest in associate (B)	0.00%	12.85%
Interests in the net assets (A*B)	₩ 0	₩ 96,365
Intra-group transactions	0	0
Other reconciliations	0	(55,529)
Investments in associates	0	40,836
Daewontos Co., Ltd.
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ (2,092)	₩ (2,093)
Proportion of ownership interest in associate (B)	36.33%	36.33%
Interests in the net assets (A*B)	₩ (760)	₩ (760)
Intra-group transactions	0	0
Other reconciliations	760	760
Investments in associates	0	0
Neoplux Technology Valuation Investment Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 40,409	₩ 22,577
Proportion of ownership interest in associate (B)	33.33%	33.33%
Interests in the net assets (A*B)	₩ 13,470	₩ 7,526
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	13,470	7,526
JAEYOUNG SOLUTEC CO., LTD.
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 17,484	₩ 34,147
Proportion of ownership interest in associate (B)	9.61%	10.45%
Interests in the net assets (A*B)	₩ 1,680	₩ 3,567
Intra-group transactions	0	0
Other reconciliations	2,169	2,169
Investments in associates	3,849	5,736
Partners 4th Growth Investment Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 53,561	₩ 18,221
Proportion of ownership interest in associate (B)	25.00%	25.00%
Interests in the net assets (A*B)	₩ 13,390	₩ 4,555
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	13,390	4,555
JAEYANG INDUSTRY
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ (2,571)	₩ (2,571)
Proportion of ownership interest in associate (B)	25.90%	25.90%
Interests in the net assets (A*B)	₩ (666)	₩ (666)
Intra-group transactions	0	0
Other reconciliations	666	666
Investments in associates	0	0
Chungyoung INC
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ (5,100)	₩ (4,412)
Proportion of ownership interest in associate (B)	18.94%	18.94%
Interests in the net assets (A*B)	₩ (966)	₩ (836)
Intra-group transactions	0	0
Other reconciliations	966	836
Investments in associates	0	0
DAEKWANG SEMICONDUCTOR CO., LTD.
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 18,263	₩ 22,812
Proportion of ownership interest in associate (B)	20.94%	20.94%
Interests in the net assets (A*B)	₩ 3,824	₩ 4,776
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,824	4,776
Dream High Fund III
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 4,042	₩ 5,765
Proportion of ownership interest in associate (B)	54.55%	54.55%
Interests in the net assets (A*B)	₩ 2,205	₩ 3,144
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	2,205	3,144
Asia Pacific No.39 Ship Investment Co., Ltd.
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 9,362	₩ 10,351
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 4,682	₩ 5,176
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,682	5,176
KCLAVIS Meister Fund No.17
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 11,652	₩ 0
Proportion of ownership interest in associate (B)	26.09%	26.09%
Interests in the net assets (A*B)	₩ 3,039	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,039	0
SG No.9 Corporate Recovery Private Equity Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 14,959	₩ 15,031
Proportion of ownership interest in associate (B)	26.49%	26.49%
Interests in the net assets (A*B)	₩ 3,963	₩ 3,982
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,963	3,982
Plutus-SG Private Equity Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 15,940	₩ 16,120
Proportion of ownership interest in associate (B)	26.67%	26.67%
Interests in the net assets (A*B)	₩ 4,251	₩ 4,299
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,251	4,299
SG ARGES Private Equity Fund No.1
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 26,689	₩ 37,301
Proportion of ownership interest in associate (B)	24.06%	24.06%
Interests in the net assets (A*B)	₩ 6,422	₩ 8,976
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,422	8,976
OST Progress- 2 Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 17,722	₩ 0
Proportion of ownership interest in associate (B)	27.62%	27.62%
Interests in the net assets (A*B)	₩ 4,895	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,895	0
Eum Private Equity Fund No.3
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 23,720	₩ 28,580
Proportion of ownership interest in associate (B)	20.76%	20.76%
Interests in the net assets (A*B)	₩ 4,925	₩ 5,933
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,925	5,933
Richmond Private Yong in Retail Facility Real Estate Fund No.1
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 19,382	₩ 0
Proportion of ownership interest in associate (B)	41.80%	0.00%
Interests in the net assets (A*B)	₩ 8,101	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,101	0
KTB Confidence Private Placement
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 21,140	₩ 0
Proportion of ownership interest in associate (B)	30.29%	0.00%
Interests in the net assets (A*B)	₩ 6,403	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,403	0
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 28,285	₩ 0
Proportion of ownership interest in associate (B)	23.89%	0.00%
Interests in the net assets (A*B)	₩ 6,757	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,757	0
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 41,598	₩ 0
Proportion of ownership interest in associate (B)	20.16%	0.00%
Interests in the net assets (A*B)	₩ 8,387	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,387	0
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 26,302	₩ 0
Proportion of ownership interest in associate (B)	22.86%	0.00%
Interests in the net assets (A*B)	₩ 6,012	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,012	0
Platform Partners brick save Private Investment trust
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 8,170	₩ 0
Proportion of ownership interest in associate (B)	98.77%	0.00%
Interests in the net assets (A*B)	₩ 8,069	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,069	0
Synergy-Shinhan Mezzanine New Technology Investment Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 10,497	₩ 0
Proportion of ownership interest in associate (B)	47.62%	0.00%
Interests in the net assets (A*B)	₩ 4,999	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,999	0
The Asia Pacific Capital Fund II L.P.
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 29,015	₩ 45,978
Proportion of ownership interest in associate (B)	25.18%	25.18%
Interests in the net assets (A*B)	₩ 7,307	₩ 11,579
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,307	11,579
Shinhan Praxis K-Growth Global Private Equity Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 100,452	₩ 71,725
Proportion of ownership interest in associate (B)	18.87%	18.87%
Interests in the net assets (A*B)	₩ 18,954	₩ 13,533
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,954	13,533
Credian Healthcare Private Equity Fund II
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 11,189	₩ 11,993
Proportion of ownership interest in associate (B)	34.07%	34.07%
Interests in the net assets (A*B)	₩ 3,813	₩ 4,087
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,813	4,087
Kiwoom Milestone Professional Private Real Estate Trust 19
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 20,816	₩ 21,523
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 10,408	₩ 10,761
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,408	10,761
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 96,137	₩ 99,791
Proportion of ownership interest in associate (B)	21.28%	21.28%
Interests in the net assets (A*B)	₩ 20,460	₩ 21,237
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	20,460	21,237
Brain Professional Private Trust No.4
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 21,264	₩ 19,338
Proportion of ownership interest in associate (B)	27.49%	27.49%
Interests in the net assets (A*B)	₩ 5,847	₩ 5,316
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,847	5,316
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 56,820	₩ 57,454
Proportion of ownership interest in associate (B)	44.84%	44.84%
Interests in the net assets (A*B)	₩ 25,479	₩ 25,764
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	25,479	25,764
Brain KS Qualified Privately Placed Fund No.6
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 9,611	₩ 9,793
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 4,805	₩ 4,896
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,805	4,896
M360 CRE Income Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 265,945	₩ 54,094
Proportion of ownership interest in associate (B)	57.87%	42.83%
Interests in the net assets (A*B)	₩ 153,905	₩ 23,167
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	153,905	23,167
Shinhan Global Healthcare Fund 1
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 77,166	₩ 0
Proportion of ownership interest in associate (B)	4.41%	0.00%
Interests in the net assets (A*B)	₩ 3,407	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,407	0
JB Power TL Investment Type Private Placement Special Asset Fund 7
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 56,072	₩ 0
Proportion of ownership interest in associate (B)	33.33%	0.00%
Interests in the net assets (A*B)	₩ 18,690	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,690	0
IBK AONE convertible 1
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 10,840	₩ 0
Proportion of ownership interest in associate (B)	47.25%	0.00%
Interests in the net assets (A*B)	₩ 5,122	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,122	0
Rico synergy collabo Multi-Mezzanine 3
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 10,051	₩ 0
Proportion of ownership interest in associate (B)	50.00%	0.00%
Interests in the net assets (A*B)	₩ 5,026	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,026	0
KB NA Hickory Private Special Asset Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 90,911	₩ 0
Proportion of ownership interest in associate (B)	37.50%	0.00%
Interests in the net assets (A*B)	₩ 34,091	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	34,091	0
GB Professional Private Investment Trust 6
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 9,100	₩ 0
Proportion of ownership interest in associate (B)	94.51%	0.00%
Interests in the net assets (A*B)	₩ 8,600	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,600	0
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 42,812	₩ 0
Proportion of ownership interest in associate (B)	48.49%	0.00%
Interests in the net assets (A*B)	₩ 20,760	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	20,760	0
SHBNPP Private Korea Equity Long-Short Professional Feeder
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 49,296	₩ 89,256
Proportion of ownership interest in associate (B)	9.85%	15.88%
Interests in the net assets (A*B)	₩ 4,861	₩ 14,180
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,861	14,180
SHBNPP Private Multi Strategy Professional Feeder No.1
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 16,985
Proportion of ownership interest in associate (B)	0.00%	29.55%
Interests in the net assets (A*B)	₩ 0	₩ 5,014
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	5,014
Shinhan-Stonebridge Petro PEF
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 1,053,661	₩ 1,014,495
Proportion of ownership interest in associate (B)	1.82%	1.82%
Interests in the net assets (A*B)	₩ 19,201	₩ 18,487
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	19,201	18,487
BNP Paribas Cardif General Insurance
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 44,294	₩ 0
Proportion of ownership interest in associate (B)	10.00%	10.00%
Interests in the net assets (A*B)	₩ 4,429	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,429	0
Axis Global Growth New Technology Investment Association
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 15,553	₩ 0
Proportion of ownership interest in associate (B)	31.85%	0.00%
Interests in the net assets (A*B)	₩ 4,953	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,953	0
Polaris No7 Start up and Venture Private Equity Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 15,258	₩ 0
Proportion of ownership interest in associate (B)	28.57%	0.00%
Interests in the net assets (A*B)	₩ 4,359	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,359	0
Hermes Private Investment Equity Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 59,990	₩ 0
Proportion of ownership interest in associate (B)	29.17%	0.00%
Interests in the net assets (A*B)	₩ 17,497	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	17,497	0
SHC-IMM New Growth Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 3,559
Proportion of ownership interest in associate (B)	0.00%	64.52%
Interests in the net assets (A*B)	₩ 0	₩ 2,295
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	2,295
Albatross Growth Fund
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 4,322
Proportion of ownership interest in associate (B)	0.00%	36.36%
Interests in the net assets (A*B)	₩ 0	₩ 1,572
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	1,572
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 927
Proportion of ownership interest in associate (B)	0.00%	50.00%
Interests in the net assets (A*B)	₩ 0	₩ 464
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	464
Others
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)		158,356
Interests in the net assets (A*B)		35,507
Intra-group transactions		0
Other reconciliations		589
Investments in associates		₩ 36,096
Others
Reconciliation of the associates’ financial information to the carrying value of the Group’s investments in the associates [Line Items]
Net Assets (A)	218,647
Interests in the net assets (A*B)	58,362
Intra-group transactions	0
Other reconciliations	699
Investments in associates	₩ 59,061